Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term deposit liabilities	$ 736,523	$ 740,556
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	195,573	207,698
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	105,964	94,585
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	163,152	173,603
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	87,172	79,777
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	60,082	61,175
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	39,147	45,767
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	16,770	20,692
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 68,663	$ 57,259